Convertible Preference Shares of Subsidiary (Details)					1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2014 shares	Nov. 26, 2013 USD ($) $ / shares shares	Oct. 11, 2013 USD ($) $ / shares	Dec. 14, 2010 $ / shares shares	Oct. 31, 2013 USD ($) shares	Nov. 10, 2011 USD ($) $ / shares shares	Oct. 11, 2013 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares $ / item shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2010 shares	Jun. 30, 2015 $ / shares shares	Nov. 26, 2013 MYR / shares	Dec. 31, 2012 USD ($) $ / shares	Jul. 01, 2009 $ / shares	Apr. 03, 2009 $ / shares	May. 08, 2008 $ / shares
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Conversion of Stock, Amount Issued								$ 0	$ 9,838,569
Share Price (in Dollars per share) | $ / shares								$ 3.00
Increase (Decrease) in Derivative Liabilities									(274,928)
Stock Issued During Period, Value, Conversion of Convertible Securities									$ 10,338,887
Preferred Stock, Shares Authorized (in Shares) | shares								10,000,000	10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share (in Ringgits per share) | $ / shares								$ 0.001	$ 0.001		$ 0.001
Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Proceeds from Issuance of Convertible Preferred Stock								$ 8,842,256
Payments of Stock Issuance Costs								$ (118,413)
Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Conversion of Stock, Amount Issued			$ 70,000
Share Price (in Dollars per share) | $ / shares			$ 20.00				$ 20.00	$ 2,236.30					$ 29.82
Number of Trading Days								10 days
Derivative Liability, Fair Value, Gross Liability			$ 1,082,351				$ 1,082,351						$ 1,210,909
Increase (Decrease) in Derivative Liabilities							(128,558)
Derivative, Gain on Derivative							$ 1,012,351
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares		$ 20.00											$ 29.82
Derivative Liability, Fair Value, Gross Liability		$ 446,602											$ 619,652
Increase (Decrease) in Derivative Liabilities		(173,050)
Derivative, Cap Price (in Dollars per Item) | $ / item								1,540.55
Derivative, Floor Price (in Dollars per Item) | $ / item								99.39
Series C Preferred Stock [Member] | Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Preferred Stock, Conversion Rate	1
Conversion of Stock, Shares Converted (in Shares) | shares	993.9
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 4,993,728
MTDC [Member] | Private Placement [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares																$ 2.25
MTDC [Member] | Series A Preferred Stock [Member] | Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Number of Trading Days								10 days
Applicable Stock Price (in Dollars per share) | $ / shares								$ 0.85
Share Premium, Percentage								8.00%
MTDC [Member] | Series C Preferred Stock [Member] | Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares				1,077,911
Share Price (in Dollars per share) | $ / shares				$ 2.3193
Preferred Stock, Conversion Rate	1
Conversion of Stock, Shares Converted (in Shares) | shares	993.9
MTDC [Member] | Series C Preferred Stock [Member] | Convertible Preferred Stock [Member] | Private Placement [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares				3,233,734
Conversion of Stock, Shares Issued (in Shares) | shares						3,233,734
Share Price (in Dollars per share) | $ / shares						$ 1.5462
Proceeds from Issuance of Convertible Preferred Stock						$ 5,000,000
Payments of Stock Issuance Costs						$ 6,272
Issuance Of Series BCPS To EEV And PMSB [Member] | Private Placement [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares															$ 2.25
KMP [Member] | Private Placement [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares														$ 2.25
KMP [Member] | Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares										188,057
EEV [Member] | Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares										222,222
PMSB [Member] | Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares) | shares					444,444
Conversion of Stock, Amount Issued					$ 70,000
Rights Of The Holders Of Series A And BCPS [Member] | Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Number of Trading Days								10 days
Applicable Stock Price Calculation, Percentage								85.00%
WGBM [Member] | Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Preferred Stock, Shares Authorized (in Shares) | shares		200,000,000
Preferred Stock, Par or Stated Value Per Share (in Ringgits per share) | MYR / shares												MYR 0.01
WGBM [Member] | Series C Preferred Stock [Member] | Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Preferred Stock, Conversion Rate								1
Denominator for Conversion of Preferred Stock								$ 100
Maximum [Member] | Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares								$ 2,630.90